Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Increase in inventories	$ (546)	$ (560)	$ (102)
Increase in trade receivables	(1,504)	(397)	(352)
Increase/(decrease) in trade payables	479	(181)	(111)
Change in other current and non-current assets	(125)	(84)	(179)
Change in other current liabilities	1,327	426	671
Total	$ (369)	$ (796)	$ (73)